5. Deferred Rent (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Deferred rent
	September 30, 2013	December 31, 2012
Landlord-funded leasehold improvements	$1,059,186	$900,989
Less accumulated amortization	(109,127)	(39,187)
Total (current portion $111,250)	950,059	861,802
Straight line rent adjustment	79,498	88,277
Total deferred rent	$1,029,557	$950,079

	2012	2011
Landlord-funded leasehold improvements	$900,989	$––
Less accumulated amortization	(39,187)	––
Total (current portion $111,250)	861,802	––
Straight line rent adjustment	88,277	12,267
Total deferred rent	$950,079	$12,267